Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current:
Restricted cash deposits - Greece	$ 296	$ 310
Non-current:
Restricted credit card deposits	58	43
Restricted cash related to Letter of Guarantee - Greece	10,670	9,743
Environmental guarantee deposits	2,721	2,831
Restricted cash	$ 13,449	$ 12,617